Basis of Presentation and summary of significant accounting policies - Recognition and initial measurement (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Oct. 01, 2019
Recognition and initial measurement
Liabilities that are due within one year	$ 32,737,000	$ 24,385,000	$ 15,919,000
Current assets	57,233,000	$ 45,283,000	$ 23,247,000
Liquidity risk
Recognition and initial measurement
Liabilities that are due within one year	32,737,000
Current assets	$ 57,233,000
Medicare | Credit risk
Recognition and initial measurement
Receivables are due from Medicare, Percentage	9.00%